Recent and Pending Acquisitions - Validus/Strategic Capital Partners (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Validus/Strategic Capital Partners, LLC	Dec. 31, 2012 Validus/Strategic Capital Partners, LLC	Aug. 29, 2014 Subsequent Event Validus/Strategic Capital Partners, LLC	Aug. 29, 2014 Subsequent Event Validus/Strategic Capital Partners, LLC
Business Acquisition [Line Items]
Total consideration						$ 75,400,000
Business acquisition, equity interest issued, number of shares						464,317
Cash paid by the Company						65,400,000
Contingent consideration	2,180,000	[1]	0				10,000,000
Total revenues	2,682,500,000		1,834,300,000	66,200,000	19,500,000
Loss before taxes				$ (10,900,000)	$ (15,200,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.